Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 99.9%

BRAZIL — 6.4%
MercadoLibre, Inc. *	8,912	$15,409,026
NU Holdings Ltd., Class A *	1,219,143	17,519,085
		32,928,111
CANADA — 2.4%
Shopify, Inc., Class A *	104,203	12,360,560

CHINA — 14.7%
Contemporary Amperex Technology Co., Ltd., Class A	220,160	13,058,351
Horizon Robotics *	6,226,800	5,392,864
Kweichow Moutai Co., Ltd., Class A	47,700	10,072,462
Meituan, Class B *	1,027,090	11,207,864
PDD Holdings, Inc. ADR *	161,760	16,528,637
Tencent Holdings Ltd.	308,800	19,476,751
		75,736,929
FRANCE — 2.3%
Hermes International	6,180	11,707,093

INDIA — 2.4%
MakeMyTrip Ltd. *	99,808	3,721,840
Titan Co., Ltd.	204,793	8,601,860
		12,323,700
ITALY — 1.7%
Moncler SpA	141,750	8,534,563

NETHERLANDS — 8.2%
Adyen NV *	10,641	10,650,049
ASML Holding NV	23,692	31,504,595
		42,154,644
SINGAPORE — 2.4%
Sea Ltd. ADR *	146,128	12,100,860

SOUTH KOREA — 2.7%
Coupang, Inc. *	718,823	13,571,378

TAIWAN — 4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	429,000	24,811,011

UNITED STATES — 51.9%
Amazon.com, Inc. *	167,187	34,820,036
AppLovin Corp., Class A *	56,122	22,336,556
Atlassian Corp., Class A *	69,116	4,717,167
Axon Enterprise, Inc. *	23,407	9,940,719
BeOne Medicines Ltd., Class H *	487,018	10,924,989
Cloudflare, Inc., Class A *	119,825	24,724,690
Dexcom, Inc. *	153,341	9,629,815
Duolingo, Inc. *	31,331	3,088,297
elf Beauty, Inc. *	81,022	4,910,743
Intuitive Surgical, Inc. *	29,159	13,442,007
Joby Aviation, Inc. *	543,861	4,492,292
Netflix, Inc. *	99,273	9,545,099
NVIDIA Corp.	199,054	34,715,018
Reddit, Inc., Class A *	83,657	11,264,415

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
Rivian Automotive, Inc., Class A *	427,370	$6,431,919
ROBLOX Corp., Class A *	167,285	9,461,640
Rocket Lab Corp. *	216,563	13,907,676
Samsara, Inc., Class A *	446,190	14,139,761
Spotify Technology SA *	33,824	16,401,596
Symbotic, Inc. *	143,072	7,611,430
		266,505,865
TOTAL INVESTMENTS — 99.9%
(cost $307,374,556)		$512,734,714
Other assets less liabilities — 0.1%		303,408
NET ASSETS — 100.0%		$513,038,122

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford Long Term Global Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$346,792,262	$165,942,452	$—	$512,734,714
Total	$346,792,262	$165,942,452	$—	$512,734,714

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2025.